Goodwill - Schedule of Key Estimates Used for the Fair Value (Details)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Revenue growth rate
Revenue growth rate
Mozambique [Member]
Revenue growth rate
Revenue growth rate	5.00%	3.00%
Terminal growth rate
Terminal growth rate	6.00%	6.00%
Discount rate
Discount rate	34.00%	36.00%
Portugal [Member]
Revenue growth rate
Revenue growth rate	16.00%	19.00%
Terminal growth rate
Terminal growth rate	2.00%	2.00%
Discount rate
Discount rate	15.00%	16.00%
Spain [Member]
Revenue growth rate
Revenue growth rate	18.00%	23.00%
Terminal growth rate
Terminal growth rate	2.00%	2.00%
Discount rate
Discount rate	13.00%	16.00%
Karooooo Logistics [Member]
Revenue growth rate
Revenue growth rate	3.00%	4.00%
Terminal growth rate
Terminal growth rate	3.00%	5.00%
Discount rate
Discount rate	38.00%	39.00%